Derivative liabilities - Series A & B Convertible Preferred Shares (Details)																		3 Months Ended			9 Months Ended
	May 14, 2024 CAD ($) shares	May 10, 2024 CAD ($) shares	Feb. 23, 2024 CAD ($) shares	Feb. 08, 2024 CAD ($) shares	Jan. 17, 2024 CAD ($) shares	Jan. 17, 2024 USD ($) shares	Dec. 21, 2023 CAD ($) shares	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	May 31, 2024 CAD ($) shares	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	May 31, 2024 CAD ($) shares	May 31, 2024 USD ($) $ / shares shares	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Derivative Liabilities
Warrants exercise term							5 years	5 years		3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years				3 years	3 years
Exercise price of warrants | (per share)								$ 1.05	$ 1.05	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50					$ 4.05			$ (1.41)	$ 1.44	$ 5.44	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ (10.30)	$ (16.53)
Transaction costs | $																		$ 0	$ 51,199		$ 149,472		$ 489,096
Value of shares issued upon conversion of convertible preferred stock | $																					115,556
Gain (loss) from valuation of derivative financial instruments | $																		$ 206,656	0		$ 94,801		0
Series A Convertible Preferred Shares
Derivative Liabilities
Number of shares converted																		22			161	161
Shares issued upon conversion of convertible preferred stock																		20,952			153,332	153,332
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares									1,000
Conversion price per share | $ / shares									$ 1.05
Threshold beneficial ownership percentage more than which conversion prohibited									4.99%																	4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price									80.00%																	80.00%
Number of trading days considered for average volume-weighted average price									5 days																	5 days
Minimum conversion price per share | $ / shares									$ 0.30
Number of warrants issued							2,857,142	2,857,142	952
Warrants exercise term									5 years
Exercise price of warrants | $ / shares									$ 1.05
Number of additional shares issued									1
Holding period of preferred shares									6 months
Number of shares issued during the period							3,000	3,000
Total cash consideration							$ 4,036,025	$ 3,000,000
Transaction costs | $																		$ 0	0		$ 615,306		0
Number of shares converted	11	11	76	63
Shares issued upon conversion of convertible preferred stock				60,000
Value of shares issued upon conversion of convertible preferred stock | $				$ 42,886
Shares issued upon conversion of warrants	10,476	10,476	72,380
Value of shares issued upon conversion of warrants | $	$ 10,467	$ 10,467	$ 51,736
Gain (loss) from valuation of derivative financial instruments | $																		(1,044,557)	0		355,401		0
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares									$ 1,000
Conversion price per share | $ / shares									$ 1.05
Threshold beneficial ownership percentage more than which conversion prohibited									4.99%																	4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price									80.00%																	80.00%
Number of trading days considered for average volume-weighted average price									5 days																	5 days
Minimum conversion price per share | $ / shares									$ 0.30
Number of warrants issued					2,857,142	2,857,142			952
Warrants exercise term									5 years
Total cash consideration					$ 4,044,900	$ 3,000,000
Transaction costs																		0		$ 0		$ 839,195		$ 0
Number of shares converted					3,000	3,000
Warrant issued
Derivative Liabilities
Gain (loss) from valuation of derivative financial instruments | $																		$ 433,457	$ 1,551,616		$ 5,652,884		$ 1,613,058